OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Accrued expenses	$ 12,048	$ 7,439
Accrued payroll and related taxes	5,002	4,255
Government institutions	4,747	5,742
Related party	3	2
Accrued dividend	4,191	3,128
Others	747	1,184
Total	$ 26,738	$ 21,750